Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000003009 [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.30%
C000003009 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000003009 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000003009 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000003009 [Member] | Adobe Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000003009 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000003009 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003009 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003009 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003009 [Member] | Workday Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003009 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003009 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000003009 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000003009 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000003009 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003009 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000003009 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003009 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003009 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003009 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003009 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003009 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003009 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003010 [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.30%
C000003010 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000003010 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000003010 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000003010 [Member] | Adobe Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000003010 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000003010 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003010 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003010 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003010 [Member] | Workday Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003010 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003010 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000003010 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000003010 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000003010 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003010 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000003010 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003010 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003010 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003010 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003010 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003010 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003010 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000003029 [Member] | iShares Russell Mid Cap Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000003029 [Member] | Fairfax Financial Holdings Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003029 [Member] | Willis Towers Watson PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003029 [Member] | Talen Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000003029 [Member] | Lululemon Athletica Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003029 [Member] | Lithia Motors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003029 [Member] | Labcorp Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003029 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003029 [Member] | The Kroger Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003029 [Member] | Expedia Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003029 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000003029 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003029 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000003029 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000003029 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000003029 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000003029 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003029 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003029 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000003029 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000003029 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000003029 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003029 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000003030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000003030 [Member] | iShares Russell Mid Cap Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000003030 [Member] | Fairfax Financial Holdings Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003030 [Member] | Willis Towers Watson PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003030 [Member] | Talen Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000003030 [Member] | Lululemon Athletica Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003030 [Member] | Lithia Motors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003030 [Member] | Labcorp Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003030 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003030 [Member] | The Kroger Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003030 [Member] | Expedia Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003030 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000003030 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003030 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000003030 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000003030 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000003030 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000003030 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003030 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003030 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000003030 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000003030 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000003030 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003030 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000194566 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000194566 [Member] | iShares Russell Mid Cap Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000194566 [Member] | Fairfax Financial Holdings Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000194566 [Member] | Willis Towers Watson PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000194566 [Member] | Talen Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000194566 [Member] | Lululemon Athletica Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000194566 [Member] | Lithia Motors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000194566 [Member] | Labcorp Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000194566 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000194566 [Member] | The Kroger Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000194566 [Member] | Expedia Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000194566 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000194566 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000194566 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000194566 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000194566 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000194566 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000194566 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000194566 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000194566 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000194566 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000194566 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000194566 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000194566 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000003037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000003037 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003037 [Member] | The Williams Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000003037 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003037 [Member] | The Progressive Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003037 [Member] | The PNC Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003037 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003037 [Member] | Unilever PLC Sponsored ADR United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003037 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003037 [Member] | Cogent Communications Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003037 [Member] | American Tower Corp REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003037 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000003037 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003037 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000003037 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000003037 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000003037 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000003037 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000003037 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000003037 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003037 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000003037 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003037 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000050291 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000050291 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000050291 [Member] | The Williams Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000050291 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000050291 [Member] | The Progressive Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000050291 [Member] | The PNC Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000050291 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000050291 [Member] | Unilever PLC Sponsored ADR United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000050291 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000050291 [Member] | Cogent Communications Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000050291 [Member] | American Tower Corp REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000050291 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000050291 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000050291 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000050291 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000050291 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000050291 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000050291 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000050291 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000050291 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000050291 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000050291 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000050291 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000194567 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000194567 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000194567 [Member] | The Williams Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000194567 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000194567 [Member] | The Progressive Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000194567 [Member] | The PNC Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000194567 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000194567 [Member] | Unilever PLC Sponsored ADR United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000194567 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000194567 [Member] | Cogent Communications Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000194567 [Member] | American Tower Corp REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000194567 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000194567 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000194567 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000194567 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000194567 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000194567 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000194567 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000194567 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000194567 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000194567 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000194567 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000194567 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000003038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000003038 [Member] | Talen Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003038 [Member] | White Mountains Insurance Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003038 [Member] | McGrath RentCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003038 [Member] | Murphy USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003038 [Member] | UniFirst Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003038 [Member] | Summit Materials Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003038 [Member] | Axis Capital Holdings Ltd Bermuda [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003038 [Member] | CoreCivic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003038 [Member] | The GEO Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003038 [Member] | Genworth Financial Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003038 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000003038 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000003038 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003038 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003038 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000003038 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000003038 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000003038 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003038 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000003038 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003038 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000003038 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000003038 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000040086 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000040086 [Member] | Talen Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000040086 [Member] | White Mountains Insurance Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000040086 [Member] | McGrath RentCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000040086 [Member] | Murphy USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000040086 [Member] | UniFirst Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000040086 [Member] | Summit Materials Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000040086 [Member] | Axis Capital Holdings Ltd Bermuda [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000040086 [Member] | CoreCivic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000040086 [Member] | The GEO Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000040086 [Member] | Genworth Financial Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000040086 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000040086 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000040086 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000040086 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000040086 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000040086 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000040086 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000040086 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000040086 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000040086 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000040086 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000040086 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000040086 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000194568 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000194568 [Member] | Talen Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000194568 [Member] | White Mountains Insurance Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000194568 [Member] | McGrath RentCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000194568 [Member] | Murphy USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000194568 [Member] | UniFirst Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000194568 [Member] | Summit Materials Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000194568 [Member] | Axis Capital Holdings Ltd Bermuda [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000194568 [Member] | CoreCivic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000194568 [Member] | The GEO Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000194568 [Member] | Genworth Financial Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000194568 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000194568 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000194568 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000194568 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000194568 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000194568 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000194568 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000194568 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000194568 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000194568 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000194568 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000194568 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000194568 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000046749 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000046749 [Member] | Talen Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000046749 [Member] | Lithia Motors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000046749 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000046749 [Member] | White Mountains Insurance Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000046749 [Member] | McGrath RentCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000046749 [Member] | Murphy USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000046749 [Member] | UniFirst Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000046749 [Member] | TD SYNNEX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000046749 [Member] | WEX Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000046749 [Member] | LKQ Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000046749 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000046749 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000046749 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000046749 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000046749 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000046749 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000046749 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000046749 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000046749 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000046749 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000046749 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	87.30%
C000046749 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.10%
C000046749 [Member] | BERMUDA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000046749 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Total Investments	1.10%
C000046749 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.90%
C000046749 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	0.80%
C000046749 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.20%
C000046749 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000046749 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000050292 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000050292 [Member] | Talen Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000050292 [Member] | Lithia Motors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000050292 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000050292 [Member] | White Mountains Insurance Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000050292 [Member] | McGrath RentCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000050292 [Member] | Murphy USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000050292 [Member] | UniFirst Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000050292 [Member] | TD SYNNEX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000050292 [Member] | WEX Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000050292 [Member] | LKQ Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000050292 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000050292 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000050292 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000050292 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000050292 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000050292 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000050292 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000050292 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000050292 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000050292 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000050292 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	87.30%
C000050292 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.10%
C000050292 [Member] | BERMUDA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000050292 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Total Investments	1.10%
C000050292 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.90%
C000050292 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	0.80%
C000050292 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.20%
C000050292 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000050292 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000194569 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000194569 [Member] | Talen Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000194569 [Member] | Lithia Motors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000194569 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000194569 [Member] | White Mountains Insurance Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000194569 [Member] | McGrath RentCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000194569 [Member] | Murphy USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000194569 [Member] | UniFirst Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000194569 [Member] | TD SYNNEX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000194569 [Member] | WEX Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000194569 [Member] | LKQ Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000194569 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000194569 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000194569 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000194569 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000194569 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000194569 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000194569 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000194569 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000194569 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000194569 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000194569 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	87.30%
C000194569 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.10%
C000194569 [Member] | BERMUDA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000194569 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Total Investments	1.10%
C000194569 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.90%
C000194569 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	0.80%
C000194569 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.20%
C000194569 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000194569 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000092914 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000092914 [Member] | CyberArk Software Ltd Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000092914 [Member] | Texas Roadhouse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000092914 [Member] | Tyler Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000092914 [Member] | Houlihan Lokey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000092914 [Member] | ITT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000092914 [Member] | CACI International Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000092914 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000092914 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000092914 [Member] | Globant SA Uruguay [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000092914 [Member] | Manhattan Associates Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000092914 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000092914 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000092914 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000092914 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000092914 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000092914 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000092914 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000092914 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000092914 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000092914 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000092914 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000101741 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000101741 [Member] | CyberArk Software Ltd Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000101741 [Member] | Texas Roadhouse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000101741 [Member] | Tyler Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000101741 [Member] | Houlihan Lokey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000101741 [Member] | ITT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000101741 [Member] | CACI International Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000101741 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000101741 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000101741 [Member] | Globant SA Uruguay [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000101741 [Member] | Manhattan Associates Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000101741 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000101741 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000101741 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000101741 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000101741 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000101741 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000101741 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000101741 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000101741 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000101741 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000101741 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000230346 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000230346 [Member] | CyberArk Software Ltd Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000230346 [Member] | Texas Roadhouse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000230346 [Member] | Tyler Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000230346 [Member] | Houlihan Lokey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000230346 [Member] | ITT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000230346 [Member] | CACI International Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000230346 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000230346 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000230346 [Member] | Globant SA Uruguay [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000230346 [Member] | Manhattan Associates Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230346 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000230346 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000230346 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000230346 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000230346 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000230346 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000230346 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230346 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230346 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000230346 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230346 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000102286 [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000102286 [Member] | U S Treasury Notes 4 500 11 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000102286 [Member] | U S Treasury Bonds 4 250 02 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000102286 [Member] | U S Treasury Notes 3 500 09 30 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000102286 [Member] | FNMA 2 140 10 01 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000102286 [Member] | U S Treasury Bonds 3 000 08 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000102286 [Member] | U S Treasury Bonds 1 875 02 15 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000102286 [Member] | Bank of America Corp 4 376 04 27 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000102286 [Member] | FNMA 2 260 01 01 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000102286 [Member] | U S Treasury Notes 3 500 02 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000102286 [Member] | FNMA 3 000 06 01 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000102286 [Member] | Aaa AAA [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000102286 [Member] | Aa AA [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000102286 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000102286 [Member] | Baa BBB [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
C000102286 [Member] | Ba BB [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000102286 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	58.70%
C000102286 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000102286 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000102286 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.50%
C000102286 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000102286 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000102286 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000102287 [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000102287 [Member] | U S Treasury Notes 4 500 11 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000102287 [Member] | U S Treasury Bonds 4 250 02 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000102287 [Member] | U S Treasury Notes 3 500 09 30 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000102287 [Member] | FNMA 2 140 10 01 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000102287 [Member] | U S Treasury Bonds 3 000 08 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000102287 [Member] | U S Treasury Bonds 1 875 02 15 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000102287 [Member] | Bank of America Corp 4 376 04 27 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000102287 [Member] | FNMA 2 260 01 01 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000102287 [Member] | U S Treasury Notes 3 500 02 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000102287 [Member] | FNMA 3 000 06 01 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000102287 [Member] | Aaa AAA [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000102287 [Member] | Aa AA [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000102287 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000102287 [Member] | Baa BBB [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
C000102287 [Member] | Ba BB [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000102287 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	58.70%
C000102287 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000102287 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000102287 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.50%
C000102287 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000102287 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000102287 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000194571 [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000194571 [Member] | U S Treasury Notes 4 500 11 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000194571 [Member] | U S Treasury Bonds 4 250 02 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000194571 [Member] | U S Treasury Notes 3 500 09 30 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000194571 [Member] | FNMA 2 140 10 01 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000194571 [Member] | U S Treasury Bonds 3 000 08 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000194571 [Member] | U S Treasury Bonds 1 875 02 15 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000194571 [Member] | Bank of America Corp 4 376 04 27 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000194571 [Member] | FNMA 2 260 01 01 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000194571 [Member] | U S Treasury Notes 3 500 02 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000194571 [Member] | FNMA 3 000 06 01 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000194571 [Member] | Aaa AAA [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000194571 [Member] | Aa AA [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000194571 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000194571 [Member] | Baa BBB [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
C000194571 [Member] | Ba BB [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000194571 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	58.70%
C000194571 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000194571 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000194571 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.50%
C000194571 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000194571 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000194571 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161968 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000161968 [Member] | Fairfax Financial Holdings Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000161968 [Member] | Talen Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000161968 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000161968 [Member] | The Kroger Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000161968 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000161968 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000161968 [Member] | Papa John s International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000161968 [Member] | Mid America Apartment Communities Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000161968 [Member] | Northwestern Energy Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000161968 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000161968 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000161968 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000161968 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000161968 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000161968 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000161968 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000161968 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000161968 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000161968 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000161968 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000161968 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161968 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000161967 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000161967 [Member] | Fairfax Financial Holdings Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000161967 [Member] | Talen Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000161967 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000161967 [Member] | The Kroger Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000161967 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000161967 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000161967 [Member] | Papa John s International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000161967 [Member] | Mid America Apartment Communities Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000161967 [Member] | Northwestern Energy Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000161967 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000161967 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000161967 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000161967 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000161967 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000161967 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000161967 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000161967 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000161967 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000161967 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000161967 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000161967 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161967 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000194575 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000194575 [Member] | Fairfax Financial Holdings Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000194575 [Member] | Talen Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000194575 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000194575 [Member] | The Kroger Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000194575 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000194575 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000194575 [Member] | Papa John s International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000194575 [Member] | Mid America Apartment Communities Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000194575 [Member] | Northwestern Energy Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000194575 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000194575 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000194575 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000194575 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000194575 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000194575 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000194575 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000194575 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000194575 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000194575 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000194575 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000194575 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000194575 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)